Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in goodwill [abstract]
Goodwill recognized	$ 92,591
Goodwill impairment	$ 0	$ 0